Basic and diluted loss per share per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted loss per share per share	Basic and diluted loss per share per share

	December 31,
	2022	2021	2020
	£	£	£
Basic and Diluted loss for the year	(118,728,000)	(49,230,897)	(22,283,000)

	December 31,
	2022	2021	2020
	Number	Number	Number
Weighted average number of ordinary shares	122,119,635	49,876,081	30,576,900

	December 31,
	2022	2021	2020
	£	£	£
Basic and diluted loss per share (pence per share)	(0.97)	(0.99)	(0.73)

Basic loss per share is calculated in accordance with IAS 33 (“Earnings per Share”) based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. Concurrent with the Company’s IPO on October 05, 2021 all of the ordinary and preference shareholders of Exscientia plc exchanged each of the existing shares held by them for 300 newly issued Ordinary shares of £0.0005 each in the Company. The ordinary shares outstanding used for computation of loss per share in all periods reflect this share split, consistent with the principles in IAS 33 paragraph 64.
13.Basic and diluted loss per share per share (continued)
The Company issues share based payment awards to employees (see note 31), upon the exercise of which ordinary shares are issued. Inclusion of the share options would have an anti-dilutive effect due to the loss incurred during the period, therefore basic and dilutive loss per share are the same.